Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases	Leases
The Company has entered into various non-cancellable office facility leases in various locations with original lease periods expiring between 2020 and 2029, with its primary office location in San Francisco, California. The Company entered into a lease consisting of multiple floors for its new San Francisco headquarters in 2019, with a lease term through 2029. The first portion of the lease commenced in June 2020, and the second and final portion of the lease commenced in January 2021. The facility lease agreements generally provide for escalating rental payments. The Company's lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
The components of lease costs were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Operating lease cost	$6,278	$3,185
Short-term lease cost	495	157
Variable lease cost	452	636
Total	$7,225	$3,978
Other information related to the Company’s operating leases was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$5,624	$149
ROU assets obtained in exchange for lease obligations:
Operating leases	$39,664	$984
Lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2020	2019
Weighted average remaining lease term (years)	8.2	1.0
Weighted average discount rate	5.3%	3.5%
As of December 31, 2020, future minimum lease payments under operating leases were as follows (in thousands):

Years Ending December 31,	Amount
2021	$5,321
2022	5,439
2023	5,602
2024	5,770
2025	5,943
Thereafter	21,118
Total lease payments	49,193
Less: imputed interest	(9,591)
Present value of lease liabilities	39,602
Less: current operating lease liabilities	(3,348)
Long-term operating lease liabilities	$36,254
The table above does not include $40.9 million of undiscounted future payments related to the Company's second and final portion of its San Francisco headquarters lease which commenced in January 2021 as described above. The table above does not include lease payments that were not fixed at commencement or lease modification.LeasesThe Company has entered into various non-cancellable office facility leases in various locations with original lease periods expiring between 2020 and 2029, with its primary office location in San Francisco, California. Future lease payments of $40.9 million related to the second and final portion of the Company’s San Francisco headquarters lease, which commenced in January 2021, were recorded on the Company’s condensed consolidated balance sheet as of September 30, 2021 but were not recorded on the Company’s consolidated balance sheet as of December 31, 2020. The facility lease agreements generally provide for escalating rental payments. The Company’s lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.
The components of lease costs were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease cost	$2,469	$2,565	$7,376	$4,261
Short-term lease cost	108	56	253	360
Variable lease cost	118	84	248	376
Total	$2,695	$2,705	$7,877	$4,997
Other information related to the Company’s operating leases was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,474	$2,003	$6,585	$3,720
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$—	$28,252	$39,664
Lease terms and discount rates for operating leases were as follows:

	As of September 30,	As of December 31,
	2021	2020
Weighted average remaining lease term (years)	7.6	8.2
Weighted average discount rate	4.5%	5.3%
As of September 30, 2021, future minimum lease payments under operating leases were as follows (in thousands):

Years Ending December 31,	Amount
2021 (remaining three months)	$2,474
2022	10,045
2023	10,347
2024	10,657
2025	10,977
Thereafter	39,003
Total lease payments	83,503
Less: imputed interest	(13,077)
Present value of lease liabilities	70,426
Less: current operating lease liabilities	(6,978)
Long-term operating lease liabilities	$63,448
The table above does not include lease payments that were not fixed at commencement or lease modification.